Financial instruments - classification - Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Assets	£ 714,553	£ 707,985	£ 692,673
Assets of disposal groups	229	64
Cash and balances at central banks
Financial instruments
Financial Assets	85,182	92,994
Assets	85,182	92,994
Trading assets
Financial instruments
Financial Assets	46,537	48,917
Assets	46,537	48,917
Derivatives
Financial instruments
Financial Assets	60,789	78,406
Assets	60,789	78,406
Net hedging derivative assets	535	118
Settlement balances
Financial instruments
Financial Assets	645	2,085
Assets	645	2,085
Loans to banks - amortised cost
Financial instruments
Assets	6,958	6,030
Items in course of collection from other banks	166	59
Loans to customers - amortised cost
Financial instruments
Assets	418,881	400,326
Finance lease receivable	8,971	8,998
Other financial assets
Financial instruments
Financial Assets	79,770	63,243
Assets	79,770	63,243
Intangible assets other than goodwill
Financial instruments
Assets	7,292	7,588
Other assets
Financial instruments
Assets	8,499	8,396
Other assets
Financial instruments
Assets	15,791	15,984
Other assets | Intangible assets other than goodwill
Financial instruments
Assets	7,292	7,588
Other assets | Other assets
Financial instruments
Assets	8,499	8,396
MVFTPL
Financial instruments
Financial Assets	108,000	128,000
Assets	108,367	128,121
MVFTPL | Trading assets
Financial instruments
Assets	46,537	48,917
MVFTPL | Derivatives
Financial instruments
Assets	60,789	78,406
MVFTPL | Other financial assets
Financial instruments
Assets	1,041	798
DFV
Financial instruments
Assets	3	5
DFV | Other financial assets
Financial instruments
Assets	3	5
FVOCI
Financial instruments
Assets	42,168	37,843
FVOCI | Other financial assets
Financial instruments
Assets	42,168	37,843
Amortised cost
Financial instruments
Assets	548,224	526,032
Amortised cost | Cash and balances at central banks
Financial instruments
Assets	85,182	92,994
Amortised cost | Settlement balances
Financial instruments
Assets	645	2,085
Amortised cost | Loans to banks - amortised cost
Financial instruments
Assets	6,958	6,030
Amortised cost | Loans to customers - amortised cost
Financial instruments
Assets	418,881	400,326
Amortised cost | Other financial assets
Financial instruments
Assets	£ 36,558	£ 24,597